Cash and cash equivalents (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	2020		2019

Cash on hand in banks	Ps.	629,146	96,008

Time deposits		20,674	117,689

	Ps.	649,820	213,697